Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues, net	$ 88,971,787	$ 72,731,706	$ 59,350,721
Cost of revenues	65,562,563	53,098,552	46,891,617
Gross profit	23,409,224	19,633,154	12,459,104
Operating expenses:
Selling, general & administrative expenses	14,766,524	11,082,106	7,259,279
Total operating expenses	14,766,524	11,082,106	7,259,279
Income from operations	8,642,700	8,551,048	5,199,825
Interest expense	(1,609)	(50,383)	(278,363)
Government grants	1,885,340	801,125	1,027,581
Other income	175,995	479,387	225,306
Other expense	(331,641)	(55,003)	(124,473)
Total other income	1,728,085	1,175,126	850,051
Income before provision for income taxes	10,370,785	9,726,174	6,049,876
Income tax provision	1,255,654	1,448,923	1,275,633
Net income	9,115,131	8,277,251	4,774,243
Less: net income attribute to noncontrolling interest	341,672
Net income attribute to China Customer Relations Center, Inc.	8,773,459	8,277,251	4,774,243
Comprehensive income
Net income	9,115,131	8,277,251	4,774,243
Foreign currency translation adjustment	2,141,796	(1,537,534)	(684,590)
Total comprehensive income	11,256,927	6,739,717	4,089,653
Less: Comprehensive income attributable to noncontrolling interest	401,324
Comprehensive income attributable to China Customer Relations Centers, Inc.	$ 10,855,603	$ 6,739,717	$ 4,089,653
Earnings per share attributable to China Customer Relations Centers, Inc.
Basic	$ 0.48	$ 0.45	$ 0.30
Diluted	$ 0.48	$ 0.45	$ 0.30
Weighted average common shares outstanding
Basic	18,329,600	18,329,600	16,015,079
Diluted	18,329,600	18,329,600	16,015,079